Derivatives and Hedging Activities (Details) (Cash Flow Hedging [Member], Interest Rate Cap [Member], Interest Expense [Member], USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2012
Cash Flow Hedging [Member] | Interest Rate Cap [Member] | Interest Expense [Member]
Derivatives, Fair Value [Line Items]
Reclassification period from other comprehensive income as an increase to interest expense	12 months
Reclassified from other comprehensive income as an increase to interest expense	$ 13